NONCONTROLLING INTEREST - Summary of Movements in Noncontrolling Interest (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Noncontrolling interest - beginning balance, temporary equity	$ 20	$ 20
Net income attributable to noncontrolling interest, temporary equity	2	2
Distributions to noncontrolling interest, temporary equity	(3)	(2)
Noncontrolling interest - ending balance, temporary equity	19	20
Noncontrolling interest - beginning balance, equity	65	66
Net income attributable to noncontrolling interest, equity	7	7
Distributions to noncontrolling interest, equity	(7)	(8)
Noncontrolling interest - ending balance, equity	65	65
Noncontrolling interest - beginning	85	86
Distributions to noncontrolling interest	9	9
Net income attributable to noncontrolling interest	(10)	(10)
Noncontrolling interest - ending	84	85
B2M Limited Partnership
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Noncontrolling interest - beginning balance, temporary equity	20	20
Net income attributable to noncontrolling interest, temporary equity	2	2
Distributions to noncontrolling interest, temporary equity	(3)	(2)
Noncontrolling interest - ending balance, temporary equity	19	20
Noncontrolling interest - beginning balance, equity	44	45
Net income attributable to noncontrolling interest, equity	5	5
Distributions to noncontrolling interest, equity	(5)	(6)
Noncontrolling interest - ending balance, equity	44	44
Noncontrolling interest - beginning	64	65
Distributions to noncontrolling interest	7	7
Net income attributable to noncontrolling interest	(8)	(8)
Noncontrolling interest - ending	63	64
Niagara Reinforcement Limited Partnership
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Noncontrolling interest - beginning balance, equity	21	21
Net income attributable to noncontrolling interest, equity	2	2
Distributions to noncontrolling interest, equity	(2)	(2)
Noncontrolling interest - ending balance, equity	$ 21	$ 21